Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (738)	$ (576)	$ (1,629)	$ (1,372)
Other comprehensive income (loss):
Foreign currency translation adjustment	48	22	(39)	41
Total comprehensive loss	$ (690)	$ (554)	$ (1,668)	$ (1,331)